Commitments and Contingencies (Details)	Feb. 26, 2019 USD ($) community shares	Dec. 31, 2022 USD ($)
Commitment and Contingencies
Off-balance sheet arrangements		$ 0
Stibnite Foundation
Commitment and Contingencies
Capital commitments payable in share | shares	150,000
Percentage of Total Comprehensive Income payable	1.00%
Minimum payments to be made during commercial production	$ 500,000
Number of communities with whom Community Agreement was established | community	8
Stibnite Foundation | Minimum
Commitment and Contingencies
Commitments payable	$ 100,000
Stibnite Foundation | Maximum
Commitment and Contingencies
Commitments payable	$ 1,000,000
Mining Claim Assessments
Commitment and Contingencies
Annual assessment obligation		275,220
Bond issued		335,000
Option Payments On Other Properties
Commitment and Contingencies
Commitments payable		$ 180,000